Subsequent event	6 Months Ended
Mar. 31, 2020
Subsequent event
Subsequent event

Note 16 — Subsequent event

In December 2019, a novel strain of coronavirus ("COVID-19") was identified in Wuhan, China. On March 11, 2020, the World Health Organization declared COVID-19 a pandemic-the first pandemic caused by a coronavirus. The outbreak has reached more than 160 countries, resulting in the implementation of significant governmental measures, including lockdowns, closures, quarantines, and travel bans, intended to control the spread of the virus. The Chinese government has ordered quarantines, travel restrictions, and the temporary closure of stores and facilities. Companies are also taking precautions, such as requiring employees to work remotely, imposing travel restrictions and temporarily closing businesses.

Because of the shelter-in-place orders and travel restrictions mandated by the Chinese government, the production and sales activities of the Company stopped during the end of January and February 2020, which adversely impacted the Company's production and sales during that period. Although the production and sales have resumed at the end of March 2020, if COVID-19 further impacts its production and sales, the Company's financial condition, results of operations, and cash flows could continue to be adversely affected.

Consequently, the COVID-19 outbreak may materially adversely affect the Company's business operations and condition and operating results for 2020, including but not limited to material negative impact on its total revenue, slower collection of accounts receivables, and additional allowance for doubtful accounts, and inventory allowance. The Company will continue to monitor and modify the operating strategies. Management does not expect a continued decline in sales in long term based on the existing sale orders..

On July 9, 2020, the short-term loan borrowed from Bank of China (Lishui Branch) was repaid in full upon maturity and re-issued to the Company at RMB10 million (equivalent of approximately $1.41 million) as working capital for a year, with a new maturity date of July 7, 2021 at an annual interest rate of 3.95%.

On September 12, 2020, the authorized share capital of the Company was increased from US$20,000 divided into 20,000,000 ordinary shares of US$0.001 par value each to US$200,000 divided into 200,000,000 ordinary shares of US$0.001 par value each.